Financial Income and Expenses	12 Months Ended
Dec. 31, 2022
Financial Income And Expenses [Abstract]
Financial Income and Expenses	FINANCIAL INCOME AND EXPENSES

Financial income and expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31

Interest income	1,442	274	137
Foreign exchange gain	4,983	8,876	7,470
Financial income from renegotiating the convertible bond debt OCEANE	0	35,578	0
Other financial income	119	52	605
TOTAL - Financial income	6,544	44,780	8,212
Financial expenses
Interest expenses	(11,643)	(4,846)	(4,341)
Interest expenses for leases	(134)	(109)	(69)
Foreign exchange losses	(13,508)	(2,163)	(340)
Other financial expenses	(11)	(5)	(8)
TOTAL - Financial expenses	(25,296)	(7,122)	(4,758)
FINANCIAL GAIN (LOSS)	(18,752)	37,658	3,453
Interest income recognized is almost exclusively related to current financial assets. Other financial income similarly is almost exclusively related to accrued interest income for ongoing current financial assets at the end of the year.
The financial expenses are related to the interest of the OCEANEs and they mainly relate to the payment of coupons at the rate of 3.5% and the amortization of the discount of the bond debt at the effective interest rate of 8.8% to accrete the bond debt up to the amount that will be repaid (or converted) at maturity, recognizing a theoretical annual interest accrual as a result of the accretion on the period of an amount equivalent to the equity component at an effective interest rate.
The portion of financial gain related to currency exchange is a net gain of €7,130 in 2022 notably due to the difference in currency exchange recognized on the cash equivalents and other current financial assets in US dollars, as GENFIT has decided to keep some of its cash in US dollars. See Note 13 “Cash and cash equivalents”. These cash investments in US dollars are to be used to pay directly expenses in US dollars (natural currency hedge).
As a reminder, financial income in 2021 included notably the one-time buyback bonus of €35.6 million issued from the renegotiation of the OCEANEs completed in said year.